Supplementary cash flow information (Tables)	12 Months Ended
Dec. 31, 2019
Statement of cash flows [abstract]
Disclosure Of Supplementary Cash Flow Information
Supplementary disclosure of cash flow information is provided in the table below:

Non-cash (credits) charges:

	2019	2018
	$	$

Depreciation and depletion	251,306	248,198
Share-based payments (Note 14)	17,139	18,313
(Reversal) impairment of long-lived assets, net (Note 10)	(100,477)	18,186
Gain on sale of Nicaraguan Group (Note 6)	(40,129)	—
Write-down of mineral property interests (Note 10)	7,277	4,618
Recovery of non-recoverable input taxes	(57)	(818)
Unrealized gain on fair value of convertible notes (Note 12)	—	(10,651)
Interest and financing expense	23,913	27,479
Unrealized loss on derivative instruments (Note 17)	1,699	4,757
Deferred income tax expense (Note 19)	59,081	28,424
Delivery into prepaid sales (Note 15)	(30,000)	(60,000)
Other	(2,032)	(880)
	187,720	277,626

Changes in non-cash working capital:

	2019	2018
	$	$

Accounts receivable and prepaids	(16,182)	5,653
Value-added and other tax receivables	(2,899)	3,597
Inventories	(18,445)	(41,665)
Accounts payable and accrued liabilities	5,305	4,134
Current income and other taxes payable	(12,828)	40,671
	(45,049)	12,390

Other exploration and development:

	2019	2018
	$	$

Fekola Mine, exploration	(14,487)	(14,246)
Masbate Mine, exploration	(3,971)	(4,941)
Otjikoto Mine, exploration	(2,455)	(1,744)
Anaconda Regional, exploration	(4,113)	(6,291)
Toega Project, exploration	(2,481)	(8,688)
Kiaka Project, exploration	(3,332)	(2,238)
Ondundu Project, exploration	(1,505)	(3,027)
Finland Properties, exploration	(750)	(2,479)
Other	(8,053)	(4,901)
	(41,147)	(48,555)

Non-cash investing and financing activities:

	2019	2018
	$	$

Share consideration received on sale of Nicaraguan Group (Note 6)	39,997	—
Loan receivable received on sale of Nicaraguan group (Note 6)	14,146	—
Share consideration received on conversion of Calibre debenture (Note 6)	9,939	—
Change in current liabilities relating to mineral property expenditures	8,533	(15,084)
Interest on loan to non-controlling interest	3,480	1,352
Share-based payments, capitalized to mineral property interests	1,303	2,046
Foreign exchange gain on Fekola equipment loan facility	1,210	3,312
Non-controlling interest sold in exchange for loan receivable (Note 10)	—	47,000